Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 16, 2024	Jan. 31, 2026	Dec. 28, 2025	Dec. 29, 2024	Mar. 29, 2026
Supplemental Balance Sheet Information [Line Items]
Depreciation and amortization expense			$ 3,000	$ 2,000
Finance leases			$ 3,126	3,960
Impairment and loss on disposal				3,800
Convertible percentage	7.00%
Percentage of total current liabilities			5.00%
Internal-use software development [Member]
Supplemental Balance Sheet Information [Line Items]
Internal-use software development cost				1,200
Rodgers Massey Revocable Living Trust [Member]
Supplemental Balance Sheet Information [Line Items]
Deposit received			$ 2,000
Rodgers Massey Revocable Living Trust [Member] | Convertible Promissory Note [Member]
Supplemental Balance Sheet Information [Line Items]
Convertible percentage		12.00%
Rodgers Massey Revocable Living Trust [Member] | Subsequent Event [Member]
Supplemental Balance Sheet Information [Line Items]
Deposit received		$ 1,300
Vehicles [Member]
Supplemental Balance Sheet Information [Line Items]
Finance leases			1,700	3,900
HelioTrackTM software system [Member]
Supplemental Balance Sheet Information [Line Items]
Impairment and loss on disposal				3,400
Related Party [Member]
Supplemental Balance Sheet Information [Line Items]
Accrued interest due to related parties			$ 2,600	$ 2,500	$ 2,200